Lease and Commitments (Details Narrative)		3 Months Ended		6 Months Ended
	May 03, 2017 USD ($) ft²	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Integer	Sep. 30, 2019 USD ($)
Rent expense	$ 2,078	$ 13,568	$ 13,434	$ 27,136	$ 24,245
Area of land | ft²	3,577
Base rent	$ 2,078	2,162		2,162
Annual increase in rent	0.02
Unusable period	45 days
Loan amount		42,500		42,500
Grant for lease improvements		7,500		7,500
Proceeds from loans				42,500
Tenant improvement allowance				7,500
Operating lease payment		171,223		171,223
Operating lease liability net of discount		$ 170,896		$ 170,896
Operating lease discount rate		0.12%		0.12%
Number of operating lease | Integer				1
Weighted average remaining lease term		6 years		6 years
Weighted average discount rate		0.12%		0.12%
Edina Facility [Member]
Operating lease payment		$ 171,223		$ 171,223
Gel-Del Technologies, Inc [Member]
Operating lease payment		$ 330,000		$ 330,000